Offerings - Offering: 1	Aug. 07, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 133,147,789.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,387.71
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares of common stock, par value $0.01 per share, of Omeros Corporation (the "Company") that become issuable under the Company's Amended and Restated Omnibus Incentive Compensation Plan (the "Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the registrant's common stock. (2) The common stock being registered under this registration statement pertains to additional shares of common stock to be issued to employees, consultants, officers, advisors and/or directors as compensation under the Plan. (3) The offering price is estimated in accordance with Rule 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee based upon the price of $12.80 per share, which was the average of the high and low prices of the registrant's common stock as reported on The Nasdaq Global Market on August 6, 2026.